Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Feb. 07, 2024	Jan. 02, 2024
Subsequent Events [Line Items]
Total culmulative amount of debt and equity		$ 5,000,000
Convertible promissory notes bear interest		6.00%
Price paid per share		75.00%
Common stock, outstanding shares		$ 80,000,000
Shares purchase (in Shares)	2,145,000
Exercise price (in Dollars per share)	$ 0.01
Common Stock [Member]
Subsequent Events [Line Items]
Common stock, outstanding shares		$ 80,000,000